OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-07868

Invesco Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)        (Zip code)

Philip A. Taylor        1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:      2/28

Date of reporting period:    11/30/14

Item 1. Schedule of Investments.

Invesco Advantage Municipal Income Trust II Quarterly Schedule of Portfolio Holdings November 30, 2014

invesco.com/us	VK-CE-AMINC2-QTR-1 11/14	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–166.53%(a)

Alabama–1.99%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/39	$950	$1,074,023
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/44	950	1,062,309
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	2,375	2,560,036
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	1,800	2,008,296
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,900	1,903,226
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	4	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	2,200	2,553,892
				11,161,782

Alaska–0.70%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	3,465	3,918,083

Arizona–3.77%

Arizona (State of) Transportation Board; Series 2008 B, Highway RB (c)	5.00%	07/01/25	1,875	2,118,994
Series 2008 B, Highway RB (c)	5.00%	07/01/26	2,810	3,171,450
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,935	1,976,545
Glendale (City of) Industrial Development Authority (Midwestern University); Series 2010, RB	5.00%	05/15/35	500	549,410
Series 2010, RB	5.13%	05/15/40	1,250	1,385,525
Navajo County Pollution Control Corp.; Series 2009 E, PCR (d)	5.75%	06/01/16	800	858,704
Phoenix (City of) Industrial Development Authority (Career Success Schools); Series 2009, Education RB	7.00%	01/01/39	690	638,781
Series 2009, Education RB	7.13%	01/01/45	660	613,549
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (e)	6.50%	07/01/34	380	426,687
Phoenix (City of) Industrial Development Authority (Mayo Clinic); Series 2014 B, VRD Health Facilities RB (f)	0.03%	11/15/52	1,800	1,800,000
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,340	2,499,073
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (g)	6.55%	12/01/37	2,470	2,521,821
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	2,305	2,616,613
				21,177,152

Arkansas–0.34%

Arkansas (State of) (College Savings); Series 1996 A, Unlimited Tax CAB GO Bonds (h)(i)	0.00%	06/01/16	1,930	1,920,948

California–22.54%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(h)	0.00%	09/01/19	6,000	5,572,260
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(h)	0.00%	09/01/21	7,265	6,136,528
Series 1997 C, Sub. Lease RB (INS-AGM) (b)	6.00%	09/01/16	1,300	1,383,746
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004, Tax Allocation RB (d)(i)	5.25%	03/01/15	1,925	1,949,505
Series 2004, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/35	170	170,182
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (c)(d)(i)	5.00%	04/01/18	6,715	7,669,470
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/28	900	594,135

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of) Department of Water Resources (Central Valley); Series 2008 AE, Water System RB (c)	5.00%	12/01/24	$850	$970,139
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	1,075	1,224,941
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	1,075	1,223,748
Series 2008 AE, Water System RB (c)	5.00%	12/01/27	650	738,972
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	1,075	1,218,244
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,100	1,290,773
California (State of) Housing Finance Agency; Series 2008 K, Home Mortgage RB (g)	5.30%	08/01/23	1,865	1,920,857
Series 2008 K, Home Mortgage RB (g)	5.45%	08/01/28	4,100	4,198,113
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (e)(g)	5.00%	07/01/27	1,050	1,146,852
Series 2012, Water Furnishing RB (e)(g)	5.00%	07/01/30	1,215	1,314,496
Series 2012, Water Furnishing RB (e)(g)	5.00%	07/01/37	2,685	2,884,683
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (g)	5.13%	11/01/23	3,000	3,126,390
California (State of) Public Works Board (Department of Corrections - State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (b)	5.00%	12/01/19	4,000	4,421,160
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,145	1,218,852
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,450	1,689,105
California (State of); Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,300	1,532,258
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds (d)(i)	5.25%	07/01/19	1,335	1,593,309
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	765	900,007
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,220	2,619,445
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	2,060	2,307,262
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,805	3,269,227
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	2,000	2,384,160
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	1,350	1,531,629
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	415	424,562
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/36	4,065	4,678,815
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (b)	5.00%	09/01/33	1,775	1,780,289
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	3,765	3,556,645
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/33	4,220	3,496,650
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,050	1,199,457
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,200	1,360,524
Subseries 2008 A-1, Power System RB (c)	5.25%	07/01/38	3,000	3,356,730
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (e)	5.50%	03/01/18	100	108,689
Oakland (Port of); Series 2012 P, Ref. Sr. Lien RB (g)	5.00%	05/01/28	2,730	3,084,163
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,225	1,325,046
Riverside County Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL) (b)(h)	0.00%	06/01/21	9,000	7,565,130
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	1,600	1,794,800
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	8,490	9,780,395
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/25	850	972,969
Series 2011 F, Ref. Second Series RB (g)	5.00%	05/01/26	1,700	1,929,755
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	3,690	4,243,316
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	4,000	4,576,080
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	525	592,316

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	$2,350	$2,640,554
				126,667,333

Colorado–3.73%

Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	5,425	5,761,893
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,020	2,077,934
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	1,005	935,896
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/34	1,200	1,352,052
Series 2010, Private Activity RB	6.50%	01/15/30	1,500	1,744,740
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,400	1,570,156
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,594	1,605,269
University of Colorado; Series 2013 A, Enterprise RB (c)	5.00%	06/01/37	2,655	3,035,063
Series 2013 A, Enterprise RB (c)	5.00%	06/01/43	2,535	2,859,429
				20,942,432

District of Columbia–3.06%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	1,650	1,699,120
District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/34	2,650	3,124,032
Series 2009, Hospital RB	6.50%	10/01/29	800	953,288
District of Columbia Water & Sewer Authority; Series 2007 A, Public Utility Sub. Lien RB (d)(i)	5.50%	10/01/17	5,500	6,258,120
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	850	945,821
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	1,725	1,904,969
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/53	2,185	2,310,157
				17,195,507

Florida–10.63%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	1,021,940
Alachua (County of) Health Facilities Authority (Shands Teaching Hospital and Clinics); Series 2014, RB	5.00%	12/01/44	655	711,402
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,159,860
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,460	2,789,468
Series 2013 C, Airport System RB	5.25%	10/01/38	1,900	2,147,038
Citizens Property Insurance Corp. (High Risk Account); Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,420	2,690,725
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (e)	7.75%	05/15/35	1,000	1,111,960
Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (e)	6.50%	05/15/20	1,000	1,006,770
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,100	1,276,242
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	295	313,440
Florida (State of) Department of Transportation; Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/26	1,305	1,449,894
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/27	1,325	1,469,942
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/28	1,440	1,590,451
Series 2008 A, Ref. Turnpike RB (c)	5.00%	07/01/32	2,500	2,742,950
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/27	1,800	2,043,324
Hillsborough (County of) Aviation Authority; Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.38%	10/01/33	1,075	1,196,475
Series 2008 A, RB (INS-AGC) (b)(c)(g)	5.50%	10/01/38	2,425	2,706,324
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/39	3,300	3,665,475

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/39	$710	$774,575
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	1,089,650
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	705	808,283
Miami-Dade (County of); Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/28	1,510	1,693,223
Series 2012 A, Ref. Aviation RB (g)	5.00%	10/01/30	2,270	2,533,797
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	870	971,103
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,375	1,522,757
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,450	1,624,884
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	815	828,179
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/31	1,125	1,263,420
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,250	1,356,913
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	2,900	3,419,535
Series 2011, Ref. RB (c)	5.00%	10/01/31	2,805	3,252,173
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/18	3,500	3,976,945
Reunion East Community Development District; Series 2005, Special Assessment RB (j)	5.80%	05/01/36	490	318,485
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (e)	5.25%	10/01/27	500	532,230
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	950	896,325
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	900	703,107
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.25%	07/01/44	1,000	1,093,660
				59,752,924

Georgia–2.93%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	6.75%	01/01/20	565	679,232
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	310	372,676
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	220	259,628
Atlanta (City of); Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,350	1,626,615
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,450	1,741,682
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,350	1,615,923
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (i)	5.70%	01/01/19	4,770	5,563,346
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/29	4,000	4,607,040
				16,466,142

Hawaii–2.09%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	2,500	2,857,200
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,250	2,441,992
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/33	4,500	5,310,810
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,145,810
				11,755,812

Idaho–0.80%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System); Series 2008 A, RB	6.50%	11/01/23	850	984,844
Series 2008 A, RB	6.75%	11/01/37	1,100	1,264,604
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	780	814,351
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/21	1,210	1,421,073
				4,484,872

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–25.55%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	$1,450	$1,482,176
Bolingbrook (Village of); Series 1999 C, Ref. Unlimited Tax CAB GO Bonds (INS-NATL) (b)(h)	0.00%	01/01/29	1,710	949,341
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	800	866,888
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (g)	5.50%	01/01/31	2,600	2,964,572
Series 2014 A, Ref. Second Lien RB (g)	5.00%	01/01/41	950	1,023,654
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	2,695	2,827,648
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)	5.25%	01/01/24	4,505	4,726,736
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	6,350	6,658,991
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)	5.25%	01/01/25	10,650	11,168,229
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/26	1,290	1,352,049
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	4,400	4,617,624
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	1,900	2,117,417
Chicago (City of) Board of Education; Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	4,425	4,764,707
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	3,850	4,145,564
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,350	1,360,706
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (d)(k)	0.87%	06/02/18	1,000	970,870
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	4,185	4,735,202
Series 2014, Sales Tax Receipts RB	5.00%	12/01/44	2,850	3,207,048
Chicago (City of); Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	2,700	2,919,942
Series 2011, COP	7.13%	05/01/21	1,120	1,206,184
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,785	3,034,787
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	2,585	2,813,876
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,190	1,263,185
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/29	890	984,767
Series 2014, Second Lien Waterworks RB	5.00%	11/01/44	665	730,163
Cook County School District No. 100 (Berwyn South); Series 2004 D, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.50%	12/01/23	3,345	3,359,317
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,109,900
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/39	1,100	1,165,274
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	1,200	1,244,220
Illinois (State of) Finance Authority (Evangelical Hospitals); Series 1992 A, Ref. RB (i)	6.75%	04/15/17	945	1,021,961
Series 1992 C, RB (INS-AGM) (b)	6.75%	04/15/17	525	567,756
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,325	1,487,525
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	2,000	2,152,140
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 A, RB (c)	5.38%	08/15/24	2,400	2,745,912
Series 2009 A, RB (c)	5.75%	08/15/30	1,700	1,970,827
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65SM RB	7.00%	11/15/15	1,715	1,174,758
Illinois (State of) Finance Authority (Resurrection Health Care Corp.); Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/24	2,000	2,208,220
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,400	1,629,068
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	1,033,950
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,140	2,549,082
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB (d)(i)	5.50%	08/01/17	3,000	3,261,840
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	1,855	1,858,154
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,790	2,017,831
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	2,595	2,931,130
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	2,460	2,762,531

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (g)	5.05%	08/01/29	$1,335	$1,378,601
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/31	920	1,037,355
Series 2014, Ref. RB (INS-AGM) (b)	5.25%	06/15/32	840	944,983
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	3,125	3,493,594
Series 2014 C, RB	5.00%	01/01/39	3,760	4,244,438
Illinois (State of); Series 2013, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	07/01/29	1,660	1,838,184
Series 2014, Unlimited Tax GO Bonds	5.00%	04/01/30	860	930,279
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/33	1,250	1,336,675
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/36	850	900,074
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/34	1,050	1,137,738
Northern Illinois University (Hoffman Estates Education Center); Series 1993, COP (INS-AGM) (b)	5.40%	09/01/16	845	880,684
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	3,425	3,758,698
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA) (g)	7.60%	04/01/27	55	55,288
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,625	4,264,776
Regional Transportation Authority; Series 1994 A, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	5,665,100
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (g)	7.00%	12/01/42	545	566,130
				143,576,319

Indiana–4.55%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	4,600	4,827,608
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,550	2,962,615
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, Tax-Exempt RB (g)	5.00%	09/01/46	1,145	1,224,749
Series 2014, Tax-Exempt RB (g)	5.25%	09/01/34	665	737,246
Series 2014, Tax-Exempt RB (g)	5.25%	09/01/40	950	1,043,091
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,775	1,860,413
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (g)	5.00%	07/01/40	2,940	3,121,133
Series 2013 A, Private Activity RB (g)	5.00%	07/01/35	500	533,040
Series 2013 A, Private Activity RB (g)	5.00%	07/01/48	440	465,476
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	646,789
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	4,050	4,249,341
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	520	538,918
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/34	1,000	1,147,640
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	6.75%	01/01/34	1,500	1,715,160
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.75%	09/01/42	500	523,600
				25,596,819

Iowa–0.53%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,500	1,554,570
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,400	1,452,584
				3,007,154

Kansas–0.82%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	2,800	3,208,940
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,215	1,398,295
				4,607,235

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–3.45%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	$1,700	$1,832,532
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.38%	06/01/40	1,350	1,558,994
Series 2010 A, Hospital RB	6.50%	03/01/45	3,700	4,293,924
Kentucky (State of) Property & Building Commission (No. 93); Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	1,810	2,088,432
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,035	2,342,692
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/49	1,000	1,140,680
Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/17	1,000	1,100,860
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,180	3,299,027
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,141,110
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/18	500	567,305
				19,365,556

Louisiana–2.45%

Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/33	2,000	2,299,260
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,250	1,294,813
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,250	2,646,472
New Orleans (City of); Series 2014, Ref. Water RB	5.00%	12/01/44	570	624,760
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,775	2,931,898
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	655	721,980
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,245	1,385,287
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,050	1,163,222
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	655	727,397
				13,795,089

Maryland–0.68%

Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	790,421
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	940	997,669
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,095	1,182,151
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	775	850,074
				3,820,315

Massachusetts–2.28%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,005	1,134,394
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2011 A-1, RB	6.25%	11/15/39	317	246,773
Series 2011 A-2, RB	5.50%	11/15/46	17	12,909
Series 2011 B, CAB RB (h)	0.00%	11/15/56	84	84
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	900	1,102,491
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	1,575	1,766,583
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	6,590	6,799,430
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB (c)	5.00%	08/01/30	1,500	1,725,690
				12,788,354

Michigan–1.17%

Kent (County of) Hospital Finance Authority (Spectrum Health System); Series 2008 A, RB (d)	5.50%	01/15/15	500	503,435

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB	5.00%	07/01/44	$950	$998,612
Series 2014-C-1, Sewer Disposal Ref. Senior Lien RB (INS-AGM) (b)	5.00%	07/01/31	2,500	2,776,325
Series 2014-D-4, Water Supply Ref. RB	5.00%	07/01/29	475	524,262
Series 2014-D-6, Water Supply Ref. RB	5.00%	07/01/33	475	516,658
Oakland University; Series 2012, General RB	5.00%	03/01/32	1,145	1,269,278
				6,588,570

Minnesota–0.88%

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.38%	11/15/23	2,050	2,391,120
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,350	1,590,611
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	900	941,220
				4,922,951

Missouri–2.63%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,730,736
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/27	800	932,920
Series 2011 A, Ref. RB	5.50%	09/01/28	1,670	1,920,850
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	430	445,721
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,100	1,197,823
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/33	1,175	1,291,924
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (d)(i)	5.00%	01/01/16	4,625	4,862,494
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	700	709,247
St. Louis (County of); Series 1993 H, Mortgage Revenue Ctfs. of Receipt (g)(i)	5.40%	07/01/18	1,500	1,710,855
				14,802,570

Nebraska–0.82%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/42	3,250	3,507,465
Series 2012, Gas RB	5.25%	09/01/37	1,000	1,105,780
				4,613,245

Nevada–0.32%

Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	1,750	1,819,090

New Hampshire–0.12%

New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(g)	6.30%	05/01/22	650	653,055

New Jersey–5.14%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,800	1,990,638
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (g)	5.38%	01/01/43	2,000	2,183,900
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/26	6,625	8,323,120
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (i)	6.75%	07/01/19	2,500	2,875,300
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 X, Single Family Housing RB (g)	5.10%	10/01/23	770	802,540
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	2,600	2,884,466

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (g)	5.00%	12/01/23	$1,500	$1,695,315
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.50%	06/01/23	1,895	1,895,038
Series 2007 1A, Asset-Backed RB	4.63%	06/01/26	3,880	3,577,709
Series 2007 1A, Asset-Backed RB	5.00%	06/01/29	3,065	2,642,459
				28,870,485

New Mexico–0.98%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,275	2,540,356
Jicarilla Apache Nation; Series 2003 A, RB (e)	5.00%	09/01/18	1,225	1,225,049
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	1,500	1,733,955
				5,499,360

New York–11.95%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/40	1,480	1,740,954
Series 2009, PILOT RB	6.38%	07/15/43	620	731,712
Metropolitan Transportation Authority; Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/29	2,000	2,325,480
Series 2013 A, RB	5.00%	11/15/38	1,425	1,589,787
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,250	2,623,972
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	3,000	3,417,630
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/45	5,515	6,111,502
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	1,000	1,150,190
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	5,440	6,049,933
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	2,505	2,905,850
New York (State of) Dormitory Authority; Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	7,900	8,940,983
Series 2014 C, Personal Income Tax RB (c)	5.00%	03/15/40	4,210	4,795,064
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	2,000	2,295,620
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	2,250	2,576,498
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/29	4,140	4,791,222
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/31	2,785	3,302,230
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (e)	5.00%	11/15/44	3,800	3,877,672
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,000	2,224,980
New York State Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/20	5,000	5,710,850
				67,162,129

North Carolina–0.14%

North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	795	815,630

North Dakota–0.19%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,064,650

Ohio–7.36%

American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,670	2,934,864
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (e)	6.50%	01/01/34	900	959,022
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	2,685	2,951,996
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	2,750	3,090,450

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	$875	$1,017,835
Lorain (County of) (Catholic Healthcare Partners); Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	04/01/24	3,600	3,980,736
Series 2006 A, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	3,325	3,676,419
Series 2006 B, Hospital Facilities RB (INS-AGM) (b)(c)	5.00%	02/01/24	3,350	3,704,296
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	1,625	1,721,346
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(g)	4.80%	09/01/36	5,000	5,094,650
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/20	1,500	1,730,115
Series 2009 C, Ref. PCR	5.63%	06/01/18	2,800	3,115,560
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,720	1,910,026
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(i)	6.75%	01/15/15	2,250	2,269,485
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA) (c)	5.50%	09/01/39	42	42,037
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	1,050	1,125,642
Series 2010 C, Ref. PCR (d)	4.00%	06/03/19	1,950	2,069,827
				41,394,306

Pennsylvania–1.12%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,100	1,223,178
Pennsylvania (State of) Turnpike Commission; Subseries 2010 B-2, Sub. Conv. CAB RB (l)	5.75%	12/01/28	2,500	2,705,275
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	6.00%	12/01/34	1,550	1,667,521
Subseries 2014 A-2, Sub. Conv. CAB RB (l)	5.13%	12/01/39	1,000	682,050
				6,278,024

Puerto Rico–0.38%

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 C, RB	5.25%	08/01/41	2,920	2,129,585

South Carolina–3.73%

Charleston Educational Excellence Finance Corp. (Charleston County School District); Series 2005, Installment Purchase RB (d)(i)	5.25%	12/01/15	3,125	3,283,938
Series 2005, Installment Purchase RB (d)(i)	5.25%	12/01/15	9,375	9,851,812
Greenville (City of); Series 2002, Ref. & Improvement Tax Increment Allocation RB (INS-NATL) (b)	5.25%	04/01/21	170	170,692
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,128,990
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,200	1,363,584
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2012, Ref. RB	6.00%	11/15/47	386	346,475
Series 2012, Ref. Sub. CAB RB (h)	0.00%	11/15/47	229	13,521
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,100	1,102,651
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	3,300	3,716,988
				20,978,651

Tennessee–3.39%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	2,130	2,156,519
Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	2,595	2,616,201

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL) (b)(h)	0.00%	07/01/26	$12,525	$7,727,674
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,975	3,109,292
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	3,100	3,441,589
				19,051,275

Texas–22.59%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (g)	4.85%	04/01/21	1,750	1,809,885
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	1,600	1,802,832
Series 2013 A, Ref. Water & Wastewater System RB	5.00%	11/15/43	1,000	1,124,240
Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,400	1,579,872
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	1,600	1,830,384
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	300	301,209
Dallas-Fort Worth (Cities of) International Airport; Series 2012 G, Ref. RB	5.00%	11/01/34	3,000	3,356,400
Series 2012 G, Ref. RB	5.00%	11/01/35	2,585	2,870,798
Series 2013 A, Joint Improvement RB (g)	5.00%	11/01/30	1,000	1,123,980
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	5,850	6,461,852
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/41	2,000	2,259,880
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (c)	5.00%	08/15/25	4,350	5,065,488
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(i)	7.25%	12/01/18	925	1,152,957
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,100	1,222,947
Houston (City of); Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)(c)	5.00%	11/15/36	9,425	10,320,658
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	3,150	3,607,538
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	02/01/37	3,700	3,964,809
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,500	1,635,930
Lower Colorado River Authority; Series 2012 A, Ref. RB	5.00%	05/15/39	2,270	2,503,696
Series 2012-A, Ref. RB (d)(i)	5.00%	05/15/22	5	6,068
Series 2012-A, Ref. RB	5.00%	05/15/33	1,730	1,946,890
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(i)	6.25%	02/15/19	1,450	1,654,580
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC) (b)(g)	5.13%	11/01/28	5,000	5,702,350
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM) (b)	5.00%	04/01/46	1,000	1,088,190
North Texas Tollway Authority; Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,103,540
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,128,470
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,415,438
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,200	3,549,312
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	3,180	3,755,834
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,000	2,253,240
Stafford Economic Development Corp.; Series 2000, Sales Tax RB (d)(i)	5.50%	09/01/15	3,960	4,120,024
Series 2000, Sales Tax RB (d)(i)	6.00%	09/01/15	1,990	2,077,958
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	1,033,110
Series 2007, Retirement Facility RB	5.75%	11/15/37	585	599,280
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	7,000	7,454,650
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	500	513,950

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	$3,600	$4,125,636
Texas (State of) Transportation Commission; Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	6,450	7,227,870
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	3,310	3,574,370
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	4,970	6,116,480
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/28	1,650	1,824,685
Series 2012, Gas Supply RB	5.00%	12/15/30	1,000	1,098,510
Series 2012, Gas Supply RB	5.00%	12/15/31	4,875	5,333,835
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,675	1,983,233
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/38	1,150	1,428,197
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	800	838,384
				126,949,439

Utah–1.00%

Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (h)(i)	0.00%	07/01/17	4,950	4,702,500
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	875	904,820
				5,607,320

Virgin Islands–0.39%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,975	2,209,275

Virginia–1.80%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (b)	5.00%	07/15/17	1,465	1,576,369
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (i)	5.50%	06/01/26	735	755,080
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (g)	5.50%	01/01/42	2,705	2,944,095
Series 2012, Sr. Lien RB (g)	6.00%	01/01/37	755	859,084
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/34	2,890	3,057,678
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	895	947,170
				10,139,476

Washington–3.16%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/25	1,675	1,943,285
Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	1,500	1,460,910
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	2,265	2,612,836
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/33	2,700	3,097,170
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/41	645	719,343
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	2,550	2,735,742
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(i)	6.25%	05/15/21	1,125	1,444,039
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (e)	6.00%	01/01/27	1,720	1,823,148
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/33	1,700	1,909,848
				17,746,321

West Virginia–1.35%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (g)	5.50%	10/15/37	2,500	2,584,100

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

West Virginia–(continued)

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, RB	6.00%	10/01/20	$1,100	$1,186,086
Series 2008, RB	6.25%	10/01/23	1,270	1,347,292
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group); Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,160	1,290,489
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,065	1,176,729
				7,584,696

Wisconsin–2.25%

Superior (City of) (Superior Water, Light & Power Co.); Series 2007 A, Ref. Collateralized Utility RB (g)	5.38%	11/01/21	500	536,365
Series 2007 B, Collateralized Utility RB (g)	5.75%	11/01/37	460	482,839
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/16	1,100	1,185,481
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/24	4,565	5,277,871
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,400	1,556,828
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,340	1,561,743
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(g)	5.30%	09/01/23	677	713,050
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,125	1,310,816
				12,624,993

Wyoming–0.78%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (g)	5.60%	12/01/35	2,790	2,841,978
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,350	1,556,536
				4,398,514
TOTAL INVESTMENTS(m)–166.53% (Cost $856,307,841)				935,903,438

FLOATING RATE NOTE OBLIGATIONS–(26.95)%

Notes with interest and fee rates ranging from 0.53% to 0.84% at 11/30/14, and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1D)(n)				(151,450,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.10)%				(231,000,000)
OTHER ASSETS LESS LIABILITIES–1.52%				8,565,903
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$562,019,341

Investment Abbreviations:

AGC	—Assured Guaranty Corp.	Jr.	—Junior
AGM	—Assured Guaranty Municipal Corp.	MFH	—Multi-Family Housing
AMBAC	—American Municipal Bond Assurance Corp.	NATL	—National Public Finance Guarantee Corp.
BAN	—Bond Anticipation Notes	PCR	—Pollution Control Revenue Bonds
BHAC	—Berkshire Hathaway Assurance Corp.	PILOT	—Payment-in-Lieu-of-Tax
CAB	—Capital Appreciation Bonds	RB	—Revenue Bonds
CEP	—Credit Enhancement Provider	Ref.	—Refunding
Conv.	—Convertible	Sec.	—Secured
COP	—Certificates of Participation	SGI	—Syncora Guarantee, Inc.
CR	—Custodial Receipts	Sr.	—Senior
Ctfs.	—Certificates	Sub.	—Subordinated
GNMA	—Government National Mortgage Association	TEMPS	—Tax-Exempt Mandatory Paydown Securities
GO	—General Obligation	VRD	—Variable Rate Demand
IDR	—Industrial Development Revenue Bonds	Wts.	—Warrants
INS	—Insurer

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2014 was $16,940,858, which represented 3.01% of the Trust’s Net Assets.

(f)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at November 30, 2014 represented less than 1% of the Trust’s Net Assets.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2014.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.5%
Assured Guaranty Corp.	7.2
(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2014. At November 30, 2014, the Trust’s investments with a value of $274,702,894 are held by Dealer Trusts and serve as collateral for the $151,450,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2014

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Trust’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Advantage Municipal Income Trust II

D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

Recently published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds.” These rules may preclude banking entities from sponsoring and/or providing services for existing TOB trust programs. There can be no assurances that TOB trusts can be restructured substantially similar to their present form, that new sponsors of TOB trusts would begin providing these services, or that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective. The ultimate impact of these rules on the TOBs market and the municipal market generally is not yet certain.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Advantage Municipal Income Trust II

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2014, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2014 was $83,022,554 and $66,211,579, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$79,873,659
Aggregate unrealized (depreciation) of investment securities	(1,981,718)
Net unrealized appreciation of investment securities	$77,891,941
Cost of investments for tax purposes is $858,011,497.

Invesco Advantage Municipal Income Trust II

Item 2.	Controls and Procedures.

(a)	As of November 21, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 21, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Invesco Advantage Municipal Income Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2015

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.